Fees and Commission Income - Summary of Fees and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income [abstract]
Fee from asset management and insurance distribution	€ 2,092	€ 2,097	€ 1,967
Sales commission	62	55	21
Securities lending income	1	0	0
Other fee and commission income	235	226	174
On December 31	2,390	2,378	2,163
Fees on trust and fiduciary activities	€ 243	€ 253	€ 220